Income Taxes (Schedule of Income Taxes Current and Deferred) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes
Current federal	$ 387.5	$ 429.4	$ 192.2
Current state and local	19.7	63.3	45.6
Current non-U.S.	16.9	11.7	14.4
Current total	424.1	504.4	252.2
Deferred federal	92.5	103.0	125.0
Deferred state and local	28.6	18.2	23.0
Deferred non-U.S.	6.9	(1.0)	1.4
Deferred total	128.0	120.2	149.4
Total provision	$ 552.1	$ 624.6	$ 401.6